RESTRICTED LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2015
RESTRICTED LONG-TERM INVESTMENTS
RESTRICTED LONG-TERM INVESTMENTS

12.RESTRICTED LONG-TERM INVESTMENTS

Effective January 1, 2015, the Company began collecting and setting aside funds to cover future pipeline abandonment costs for all NEB regulated pipelines as a result of the NEB’s regulatory requirements under LMCI. The funds collected are held in trusts in accordance with the NEB decision. The funds collected from shippers are reported within Transportation and other services revenues on the Consolidated Statements of Earnings and Restricted long-term investments on the Consolidated Statements of Financial Position. Concurrently, the Company reflects the future abandonment cost as an increase to Operating and administrative expense on the Consolidated Statements of Earnings and Other long-term liabilities on the Consolidated Statements of Financial Position.

As at December 31, 2015, the Company had restricted long-term investments held in trust, invested in Canadian Treasury bonds, and are classified as held for sale and carried at fair value of $49 million (2014 - nil). As at December 31, 2015, the Company had estimated future abandonment costs of $48 million (2014 - nil) and restricted cash of nil (2014 - nil) related to LMCI.